Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 9,943,412	₩ 9,769,333
1 year or less
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	608,355	613,018
1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	542,852	527,795
2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,365,661	1,331,128
5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,682,380	1,664,754
More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,744,164	5,632,638
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(279,139)	(169,179)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 1 year or less
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(19,328)	(12,551)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(18,168)	(11,363)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(49,285)	(29,455)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(67,992)	(38,460)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(124,366)	(77,350)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(211,895)	(185,780)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 1 year or less
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(18,802)	(13,874)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(16,756)	(12,036)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(38,942)	(30,495)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(43,802)	(35,569)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(93,593)	(93,806)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(491,034)	(354,959)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1 year or less
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(38,130)	(26,425)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(34,924)	(23,399)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(88,227)	(59,950)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(111,794)	(74,029)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ (217,959)	₩ (171,156)